SHARE-BASED COMPENSATION - Schedule of Share-based Compensation (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation expense	$ 474	$ 763	$ 2,308	$ 3,303
Research and development
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation expense	81	126	364	548
General and administrative
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation expense	$ 393	$ 637	$ 1,944	$ 2,755